Loans Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2023
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Summary of Accounts, Notes, Loans and Financing Receivable
The following table presents loan principal and accrued interests as of December 31, 2022 and 2023:

	As of December 31,
	2022	2023
	RMB	RMB
Loans receivable	2,750,808	3,675,492
Less: allowance for loan losses	(102,359)	(154,420)

Loans receivable, net	2,648,449	3,521,072

Summary of Financing Receivable Past Due
The following table presents the aging of loans as of December 31, 2022 and 2023:

	0-30 days past due	31-60 days past due	61-90 days past due	Over 90 days past due	Total amount past due	Current	Total loans
December 31, 2022 (RMB)	31,206	21,398	20,817	60,353	133,774	2,617,034	2,750,808
December 31, 2023 (RMB)	39,609	21,041	17,651	81,659	159,960	3,515,532	3,675,492

Summary of Financing Receivable Allowance for Credit Loss
Movement of allowance for loan losses is as follows:

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance at beginning of year	(40,401)	(65,117)	(102,359)
Provisions for loan losses	(97,658)	(194,272)	(234,599)
Write-off	72,942	157,030	182,538

Balance at end of year	(65,117)	(102,359)	(154,420)